STOCK OPTIONS (Details) (Stock Option)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%		0.00%
Risk-free interest rate	1.74%		0.43%
Expected volatility	68.00%		54.00%
Expected option life (in years)	5 years		1 year